Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Earnings/(Loss) Attributable to Owners of Company
Earnings/(Loss) Attributable to Owners of the Group:

	2024		2023		2022
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Income/(loss) for the year, attributable to the owners of the Group	53,510	53,510	(65,697)	(65,697)	(50,354)	(50,354)

Schedule of Weighted-Average Number of Ordinary Shares
Weighted-Average Number of Ordinary Shares:

	2024		2023		2022
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Issued ordinary shares at January 1,	271,853,731	271,853,731	278,566,306	278,566,306	287,796,585	287,796,585
Effect of shares issued & treasury shares purchased	(17,397,423)	(17,397,423)	(2,263,773)	(2,263,773)	(3,037,150)	(3,037,150)
Effect of dilutive shares	—	1,571,612	—	—	—	—
Weighted average number of ordinary shares at December 31,	254,456,308	256,027,920	276,302,533	276,302,533	284,759,435	284,759,435

Schedule of Earnings/(Loss) per Share	Earnings/(Loss) per Share:

	2024		2023		2022
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Basic and diluted earnings/(loss) per share	0.21	0.21	(0.24)	(0.24)	(0.18)	(0.18)